BORROWINGS	6 Months Ended
Jun. 30, 2013
BORROWINGS [Abstract]
BORROWINGS
NOTE 7 - BORROWINGS
Borrowings as of June 30, 2013 and December 31, 2012 consisted of the following:

	June 30, 2013	December 31, 2012
Term Loan B facility	$250,000	$-
Credit facilities	100,020	299,709
Total borrowings	350,020	299,709
Less: Unamortized discount	(4,989)	-
Less: current portion, net of unamortized discount	(2,472)	(23,727)
Total long-term borrowings, net of unamortized discount	$342,559	$275,982

In June 2013, Navios Partners completed the issuance of the Term Loan B facility. The Term Loan B facility bears an interest rate of LIBOR + 425 basis points and has a five-year term with 1.0% amortization profile and was issued at 98%. Navios Partners used the net proceeds of the Term Loan B facility to: i) prepay $101,614 of the July 2012 Credit Facility; ii) fully repay the outstanding balance $41,225 of the August 2012 Credit Facility; iii)  $98,179 held in escrow, to partially finance part of the acquisition of four new vessels; and iv) cover fees and expenses. As of June 30, 2013, the outstanding balance was $245,000, net of discount and it is repayable in 20 installments of $625 with a final payment $237,500.
The Term Loan B facility is secured by first priority mortgages covering certain vessels owned by subsidiaries of Navios Partners, in addition to other collateral and guaranteed by each subsidiary of Navios Partners. The Term Loan Agreement requires maintenance of a loan to value ratio of 0.8 to 1.0, and other restrictive covenants customary for facilities of this type (subject to negotiated exceptions and baskets), including restrictions on indebtedness, liens, acquisitions and investments, restricted payments and dispositions. The Term Loan Agreement also provides for customary events of default.

In June 2013, Navios Partners amended the July 2012 Credit Facility and prepaid $101,614 from the proceeds of the Term Loan B facility. The prepayment will be applied in partial settlement of the next 16 installments. As of June 30, 2013, the outstanding balance was $100,020 and is repayable in 16 installments, plus a final payment, in various amounts during the term of the July 2012 Credit Facility consisting of $496 (five quarterly installments), $3,456 (nine quarterly installments), $2,346 (one quarterly installment) and $5,867 (one quarterly installment) with a final payment of $58,223. The July 2012 Credit Facility bears interest at rates ranging from 180 to 205 bps per annum (depending on the loan amount compared to the security value) plus, depending on the length of the interest period, either LIBOR or the actual cost of funds. The refinancing of this facility was accounted for as debt modification in accordance with ASC470 Debt and an amount of $1,319 was written-off from the deferred financing fees.
In June 2013, Navios Partners fully repaid the outstanding balance of $41,225 of the August 2012 Credit facility from the proceeds of the Term Loan B facility. The refinancing of this facility was accounted for as debt extinguishment in accordance with ASC470 Debt and the remaining unamortized balance of $707 was written-off from the deferred financing fees.
As of June 30, 2013, the total borrowings under the Navios Partners' credit facilities were $345,031. As of June 30, 2013, Navios Partners was in compliance with the financial covenants of its credit facilities.
Amounts drawn under the July 2012 Credit Facility are secured by first preferred mortgages on Navios Partners' vessels and other collateral and are guaranteed by each vessel-owning subsidiary. The July 2012 Credit Facility contains a number of restrictive covenants that prohibit or limit Navios Partners from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners' vessels; changing the commercial and technical management of Navios Partners' vessels; selling or changing the beneficial ownership or control of Navios Partners' vessels; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement. The July 2012 Credit Facility also requires Navios Partners to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. The July 2012 Credit Facility also requires compliance with a number of financial covenants of Navios Partners, including Net Worth, debt coverage ratios and minimum liquidity. It is an event of default under the loan facilities if such covenants are not complied with.
The maturity table below reflects the principal payments due under its credit facilities for the 12-month periods ended June 30:

Year	Amount
2014	$3,492
2015	6,334
2016	16,324
2017	18,735
2018	305,135
$350,020